Shareholder Fees - Boyd Watterson Limited Duration Enhanced Income Fund	Oct. 28, 2026
Boyd Watterson Limited Duration Enhanced Income Fund Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%